UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21369

                      OPPENHEIMER INTERNATIONAL VALUE TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

                   Date of reporting period: October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Aegon NV                                                                    2.4%
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                       2.4
--------------------------------------------------------------------------------
Nestle SA                                                                   2.3
--------------------------------------------------------------------------------
ENI SpA                                                                     2.2
--------------------------------------------------------------------------------
Credit Agricole SA                                                          2.2
--------------------------------------------------------------------------------
Petroleum Geo-Services ASA                                                  2.1
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                                           2.1
--------------------------------------------------------------------------------
Total SA, B Shares                                                          2.0
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                      1.9
--------------------------------------------------------------------------------
Toyota Motor Corp.                                                          1.9

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
Japan                                                                      17.3%
--------------------------------------------------------------------------------
United Kingdom                                                             14.2
--------------------------------------------------------------------------------
France                                                                     13.3
--------------------------------------------------------------------------------
United States                                                               7.3
--------------------------------------------------------------------------------
Germany                                                                     6.2
--------------------------------------------------------------------------------
The Netherlands                                                             5.3
--------------------------------------------------------------------------------
Italy                                                                       4.6
--------------------------------------------------------------------------------
Switzerland                                                                 4.5
--------------------------------------------------------------------------------
Hong Kong                                                                   3.8
--------------------------------------------------------------------------------
Greece                                                                      3.7

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                    10 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Europe                         63.9%

Asia                           23.0

United States/Canada           10.2

Latin America                   1.6

Middle East/Africa              1.3

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                    11 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first offered on 8/1/03. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 5/6/04. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/6/04. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/27/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    12 | OPPENHEIMER INTERNATIONAL VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                    13 | OPPENHEIMER INTERNATIONAL VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                    14 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
                             BEGINNING      ENDING         EXPENSES
                             ACCOUNT        ACCOUNT        PAID DURING
                             VALUE          VALUE          6 MONTHS ENDED
                             (5/1/05)       (10/31/05)     OCTOBER 31, 2005 1,2
--------------------------------------------------------------------------------
Class A Actual               $   1,000.00   $   1,054.80   $    7.48
--------------------------------------------------------------------------------
Class A Hypothetical             1,000.00       1,017.95        7.35
--------------------------------------------------------------------------------
Class B Actual                   1,000.00       1,049.70       12.05
--------------------------------------------------------------------------------
Class B Hypothetical             1,000.00       1,013.51       11.84
--------------------------------------------------------------------------------
Class C Actual                   1,000.00       1,050.40       11.54
--------------------------------------------------------------------------------
Class C Hypothetical             1,000.00       1,014.01       11.33

                             BEGINNING      ENDING         EXPENSES
                             ACCOUNT        ACCOUNT        PAID DURING
                             VALUE          VALUE          THE PERIOD ENDED
                             (9/27/05)      (10/31/05)     OCTOBER 31, 2005 2,3
--------------------------------------------------------------------------------
Class Y Actual                   1,000.00         975.60        0.77
--------------------------------------------------------------------------------
Class Y Hypothetical             1,000.00       1,021.12        4.13

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid for Classes A, B and C are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2. Hypothetical expenses paid for all classes are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

3. Actual expenses paid for Class Y are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 35/365 [to reflect the period from September 27, 2005, (inception of offering) to October 31, 2005].

Those annualized expense ratios based on the 6-month period ended October 31, 2005, for Classes A, B and C, and for the period from September 27, 2005 (inception of offering), to October 31, 2005, for Class Y are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A          1.44%
---------------------------
Class B          2.32
---------------------------
Class C          2.22
---------------------------
Class Y          0.81

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                    15 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.2%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.0%
------------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Continental AG                                                                                           10,387   $         793,580
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--4.1%
Bayerische Motoren
Werke AG                                                                                                 23,563           1,024,797
------------------------------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen                                                                                      12,575             764,076
------------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                                       32,880           1,526,500
                                                                                                                  ------------------
                                                                                                                          3,315,373

------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--2.4%
Fujitsu Devices, Inc.                                                                                    50,000             621,510
------------------------------------------------------------------------------------------------------------------------------------
Medion AG                                                                                                93,217           1,280,266
                                                                                                                  ------------------
                                                                                                                          1,901,776

------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.6%
Compass Group plc                                                                                       380,710           1,280,332
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--4.0%
Barratt Developments plc 1                                                                               94,210           1,261,481
------------------------------------------------------------------------------------------------------------------------------------
Haseko Corp. 2                                                                                          384,000           1,340,132
------------------------------------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                                                                       12,000             220,267
------------------------------------------------------------------------------------------------------------------------------------
Waterford Wedgwood plc 2                                                                              5,103,212             397,537
                                                                                                                  ------------------
                                                                                                                          3,219,417

------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.0%
Agfa Gevaert NV                                                                                          24,020             517,299
------------------------------------------------------------------------------------------------------------------------------------
Sega Sammy Holdings, Inc.                                                                                 4,000             144,481
------------------------------------------------------------------------------------------------------------------------------------
Sega Sammy Holdings, Inc. 2                                                                               3,500             125,977
                                                                                                                  ------------------
                                                                                                                            787,757

------------------------------------------------------------------------------------------------------------------------------------
MEDIA--1.5%
Vivendi Universal SA                                                                                     39,160           1,233,356

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.7%
Aoyama Trading Co.                                                                                       26,373   $         791,145
------------------------------------------------------------------------------------------------------------------------------------
DSG International plc                                                                                   439,340           1,119,793
------------------------------------------------------------------------------------------------------------------------------------
Kingfisher plc                                                                                          280,200           1,051,426
                                                                                                                  ------------------
                                                                                                                          2,962,364

------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Aksa Akrilik Kimya Sanayii AS                                                                            70,586             611,066
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--9.7%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.9%
Heineken NV                                                                                              22,050             698,435
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.1%
J Sainsbury plc                                                                                         101,813             502,785
------------------------------------------------------------------------------------------------------------------------------------
Tesco plc                                                                                               233,350           1,242,190
                                                                                                                  ------------------
                                                                                                                          1,744,975

------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--4.8%
CoolBrands International, Inc. 2                                                                        325,410             688,786
------------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                                                                                 6,198           1,845,916
------------------------------------------------------------------------------------------------------------------------------------
RHM plc 2                                                                                                25,970             119,055
------------------------------------------------------------------------------------------------------------------------------------
Unilever NV                                                                                              16,950           1,192,417
                                                                                                                  ------------------
                                                                                                                          3,846,174

------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.3%
Coreana Cosmetics Co. Ltd.                                                                              185,405             419,847
------------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                                                                                    20,113             607,694
                                                                                                                  ------------------
                                                                                                                          1,027,541

------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.6%
Amore Pacific Corp.                                                                                       1,656             493,310
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--6.3%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.1%
Petroleum Geo-Services ASA 2                                                                             66,700           1,691,241
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--4.2%
ENI SpA                                                                                                  66,890           1,792,477
------------------------------------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                                                        6,280           1,581,372
                                                                                                                  ------------------
                                                                                                                          3,373,849


                    16 | OPPENHEIMER INTERNATIONAL VALUE FUND

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--19.6%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--8.3%
Anglo Irish Bank Corp.                                                                                   62,126   $         847,298
------------------------------------------------------------------------------------------------------------------------------------
Bank of Ireland                                                                                          81,322           1,230,926
------------------------------------------------------------------------------------------------------------------------------------
Credit Agricole SA                                                                                       61,001           1,787,460
------------------------------------------------------------------------------------------------------------------------------------
Danske Bank AS                                                                                           34,690           1,087,710
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                                                   56,229           1,556,581
------------------------------------------------------------------------------------------------------------------------------------
Tokyo Star Bank Ltd. (The) 2                                                                                 52             181,359
                                                                                                                  ------------------
                                                                                                                          6,691,334

------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.4%
Ichiyoshi Securities Co. Ltd.                                                                            89,000             951,905
------------------------------------------------------------------------------------------------------------------------------------
Investor AB, B Shares                                                                                    79,454           1,172,432
------------------------------------------------------------------------------------------------------------------------------------
Van der Moolen Holding NV                                                                               110,937             599,616
                                                                                                                  ------------------
                                                                                                                          2,723,953

------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--7.3%
Aegon NV                                                                                                130,231           1,958,748
------------------------------------------------------------------------------------------------------------------------------------
Aksigorta AS                                                                                             55,942             310,444
------------------------------------------------------------------------------------------------------------------------------------
Fondiaria-Sai SpA                                                                                        79,118           1,670,712
------------------------------------------------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                                                    28,551           1,927,610
                                                                                                                  ------------------
                                                                                                                          5,867,514

------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.6%
Emperor Entertainment Hotel Ltd. 2                                                                    1,874,000             477,083
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--7.8%
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Sysmex Corp.                                                                                              4,500             179,319
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.6%
Mediceo Paltac Holdings Co. Ltd.                                                                         70,860           1,101,189
------------------------------------------------------------------------------------------------------------------------------------
Sysmex Corp. 2                                                                                            4,500             171,635
                                                                                                                  ------------------
                                                                                                                          1,272,824

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.0%
China Pharmaceutical Group Ltd. 2                                                                     4,614,000   $         773,752
------------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                                                      30,069             781,836
------------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                                                        16,250           1,300,919
------------------------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                                                           22,000           1,209,730
------------------------------------------------------------------------------------------------------------------------------------
UCB SA                                                                                                   16,230             802,154
                                                                                                                  ------------------
                                                                                                                          4,868,391

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--15.9%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Safran SA                                                                                                39,856             792,907
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES--2.7%
Deutsche Lufthansa AG                                                                                    78,241           1,048,327
------------------------------------------------------------------------------------------------------------------------------------
easyJet plc 2                                                                                           208,441           1,098,524
                                                                                                                  ------------------
                                                                                                                          2,146,851

------------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.7%
Royal Group Technologies Ltd. 2                                                                          59,750             543,826
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.8%
Bacou-Dalloz SA                                                                                          12,530           1,126,245
------------------------------------------------------------------------------------------------------------------------------------
Quebecor World, Inc.                                                                                     78,410           1,159,786
                                                                                                                  ------------------
                                                                                                                          2,286,031

------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.4%
Okumura Corp.                                                                                           149,000             932,503
------------------------------------------------------------------------------------------------------------------------------------
Technical Olympic SA                                                                                    132,130             753,103
------------------------------------------------------------------------------------------------------------------------------------
Vinci SA                                                                                                 13,960           1,090,821
                                                                                                                  ------------------
                                                                                                                          2,776,427

------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.5%
Alstom 2                                                                                                  8,940             428,459
------------------------------------------------------------------------------------------------------------------------------------
RHJ International Ltd. 2                                                                                 34,056             795,882
                                                                                                                  ------------------
                                                                                                                          1,224,341

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Alarko Holding AS                                                                                         4,507             160,071


                    17 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MARINE--3.6%
Attica Holdings SA                                                                                      349,440   $       1,440,627
------------------------------------------------------------------------------------------------------------------------------------
Orient Overseas International Ltd.                                                                      456,000           1,452,553
                                                                                                                  ------------------
                                                                                                                          2,893,180

------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--8.3%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.0%
Nokia Oyj                                                                                                76,750           1,287,875
------------------------------------------------------------------------------------------------------------------------------------
SunCorp Technologies Ltd.                                                                             1,708,000             327,906
                                                                                                                  ------------------
                                                                                                                          1,615,781

------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
Japan Digital Laboratory Co. Ltd.                                                                       103,600           1,147,156
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.4%
Epcos AG 2                                                                                               52,066             630,850
------------------------------------------------------------------------------------------------------------------------------------
Grande Holdings Ltd. (The)                                                                              850,000             674,333
------------------------------------------------------------------------------------------------------------------------------------
Nichicon Corp.                                                                                           64,400             827,647
------------------------------------------------------------------------------------------------------------------------------------
Tohoku Pioneer Corp.                                                                                     58,900             634,487
                                                                                                                  ------------------
                                                                                                                          2,767,317

------------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.5%
Canon, Inc.                                                                                              22,480           1,189,609
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--1.9%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.6%
GEA Group AG 2                                                                                           38,864             442,944
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.5%
Arcelor                                                                                                  18,450             438,027
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.8%
PaperlinX Ltd.                                                                                          283,000             651,767
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.7%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.8%
Cable & Wireless plc                                                                                    684,565           1,399,495
------------------------------------------------------------------------------------------------------------------------------------
France Telecom SA                                                                                        42,551           1,105,578
------------------------------------------------------------------------------------------------------------------------------------
Telecom Italia SpA                                                                                      181,410             438,518
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, Cl. L                                                                     907,290             908,510
                                                                                                                  ------------------
                                                                                                                          3,852,101

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.9%
KDDI Corp.                                                                                                  242   $       1,380,363
------------------------------------------------------------------------------------------------------------------------------------
Tim Hellas Telecommunications SA, Sponsored ADR                                                          49,160             960,586
                                                                                                                  ------------------
                                                                                                                          2,340,949
                                                                                                                  ------------------
Total Common Stocks
(Cost $77,136,520)                                                                                                       78,330,249

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.5%
------------------------------------------------------------------------------------------------------------------------------------
Zurich Reinsurance Centre Holdings,
Inc., 7.125% Sr. Nts., 10/15/23
(Cost $274,782)                                                                               $         500,000             432,500

------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.2%
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.89% in joint
repurchase agreement (Principal Amount/Value
$647,082,000, with a maturity value of
$647,153,179) with UBS Warburg LLC, 3.96%,
dated 10/31/05, to be repurchased at
$5,776,635 on 11/1/05, collateralized by
Federal National Mortgage Assn., 5%, 10/1/35,
with a value of $661,717,556
(Cost $5,776,000)                                                                                     5,776,000           5,776,000

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $83,187,302)                                                                                        104.9%         84,538,749
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (4.9)         (3,943,000)
                                                                                              --------------------------------------
NET ASSETS                                                                                                100.0%  $      80,595,749
                                                                                              ======================================


                    18 | OPPENHEIMER INTERNATIONAL VALUE FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

2. Non-income producing security.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                             VALUE   PERCENT
--------------------------------------------------------------------------------
Japan                                                    $ 14,676,914      17.3%
United Kingdom                                             12,021,192      14.2
France                                                     11,211,193      13.3
United States                                               6,208,500       7.3
Germany                                                     5,220,764       6.2
The Netherlands                                             4,449,216       5.3
Italy                                                       3,901,707       4.6
Switzerland                                                 3,773,526       4.5
Hong Kong                                                   3,228,544       3.8
Greece                                                      3,154,316       3.7
Ireland                                                     2,475,761       2.9
Canada                                                      2,392,398       2.8
Belgium                                                     2,115,335       2.5
Norway                                                      1,691,241       2.0
Finland                                                     1,287,875       1.5
Sweden                                                      1,172,432       1.4
Denmark                                                     1,087,710       1.3
Turkey                                                      1,081,581       1.3
Korea, Republic of South                                      913,157       1.1
Mexico                                                        908,510       1.1
Australia                                                     651,767       0.8
Bermuda                                                       477,083       0.6
Luxembourg                                                    438,027       0.5
                                                         -----------------------
Total                                                    $ 84,538,749     100.0%
                                                         =======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    19 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

October 31, 2005
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $83,187,302)--see
accompanying statement of investments                          $     84,538,749
--------------------------------------------------------------------------------
Cash--foreign currencies (cost $223,672)                                223,672
--------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                   138,295
--------------------------------------------------------------------------------
Cash                                                                     51,611
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                      512,046
Investments sold                                                        355,197
Interest and dividends                                                  143,133
Other                                                                     1,892
                                                               -----------------
Total assets                                                         85,964,595

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                     1,932
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 5,276,686
Shares of beneficial interest redeemed                                   34,573
Distribution and service plan fees                                       15,877
Transfer and shareholder servicing agent fees                            15,032
Shareholder communications                                               12,426
Trustees' compensation                                                      830
Other                                                                    11,490
                                                               -----------------
Total liabilities                                                     5,368,846

--------------------------------------------------------------------------------
NET ASSETS                                                     $     80,595,749
                                                               =================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                     $          5,325
--------------------------------------------------------------------------------
Additional paid-in capital                                           76,429,013
--------------------------------------------------------------------------------
Accumulated net investment income                                       202,001
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                         2,474,074
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities
denominated in foreign currencies                                     1,485,336
                                                               -----------------
NET ASSETS                                                     $     80,595,749
                                                               =================


                    20 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $50,495,306 and 3,318,246 shares of beneficial
interest outstanding)                                             $       15.22
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                $       16.15
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $11,952,404 and 797,228 shares
of beneficial interest outstanding)                               $       14.99
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $18,147,064 and 1,209,931
shares of beneficial interest outstanding)                        $       15.00
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per
share (based on net assets of $975 and 64 shares of
beneficial interest outstanding)                                  $       15.23

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    21 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended October 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $65,569)        $        764,946
--------------------------------------------------------------------------------
Interest                                                                 67,234
--------------------------------------------------------------------------------
Other income                                                                 72
                                                               -----------------
Total investment income                                                 832,252

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         278,806
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  47,964
Class B                                                                  51,920
Class C                                                                  69,383
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  41,461
Class B                                                                  16,364
Class C                                                                  15,933
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  11,843
Class B                                                                   3,669
Class C                                                                   3,111
--------------------------------------------------------------------------------
Custodian fees and expenses                                               5,577
--------------------------------------------------------------------------------
Trustees' compensation                                                    2,622
--------------------------------------------------------------------------------
Other                                                                    26,060
                                                               -----------------
Total expenses                                                          574,713
Less reduction to custodian expenses                                       (215)
Less waivers and reimbursements of expenses                                (237)
                                                               -----------------
Net expenses                                                            574,261

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   257,991

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                           2,119,889
Foreign currency transactions                                            82,895
                                                               -----------------
Net realized gain                                                     2,202,784
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                           3,197,427
Translation of assets and liabilities denominated in foreign
currencies                                                           (3,008,696)
                                                               -----------------
Net change in unrealized appreciation                                   188,731

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $      2,649,506
                                                               =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    22 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS           YEAR
                                                                                          ENDED          ENDED
                                                                               OCTOBER 31, 2005      APRIL 30,
                                                                                    (UNAUDITED)           2005
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment income                                                          $        257,991   $    121,013
---------------------------------------------------------------------------------------------------------------
Net realized gain                                                                     2,202,784        581,771
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                   188,731         88,109
                                                                               --------------------------------
Net increase in net assets resulting from operations                                  2,649,506        790,893

---------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                      --       (504,505)
Class B                                                                                      --       (104,500)
Class C                                                                                      --       (113,577)
Class Y                                                                                      --             --

---------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                              18,968,877     22,890,596
Class B                                                                               3,832,522      7,739,035
Class C                                                                               8,052,560      9,640,514
Class Y                                                                                   1,000             --

---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------
Total increase                                                                       33,504,465     40,338,456
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  47,091,284      6,752,828
                                                                               --------------------------------
End of period (including accumulated net investment income
(loss) of $202,001 and $(55,990), respectively)                                $     80,595,749   $ 47,091,284
                                                                               ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    23 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       SIX MONTHS                   YEAR
                                                                            ENDED                  ENDED
                                                                 OCTOBER 31, 2005              APRIL 30,
CLASS A                                                               (UNAUDITED)       2005      2004 1
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  14.43    $ 12.98    $   10.00
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                       .08 2      .15 2        .01
Net realized and unrealized gain                                            .71       2.10         3.02
                                                                       ---------------------------------
Total from investment operations                                            .79       2.25         3.03
--------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                         --       (.80)        (.05)
--------------------------------------------------------------------------------------------------------

Net asset value, end of period                                         $  15.22    $ 14.43    $   12.98
                                                                       =================================

--------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                         5.48%     17.74%       30.35%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $ 50,495    $ 29,831   $   6,753
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                      $ 41,044    $ 11,186   $   6,126
--------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                      1.09%      1.05%        0.14%
Total expenses                                                             1.44%      1.63%        2.13%
Expenses after waivers and reduction to custodian expenses                 1.44%      1.54%        1.70%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                        30%        60%          30%

1. For the period from August 1, 2003 (commencement of operations) to April 30, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    24 | OPPENHEIMER INTERNATIONAL VALUE FUND

                                                      SIX MONTHS             CLASS B       SIX MONTHS             CLASS C
                                                           ENDED              PERIOD            ENDED              PERIOD
                                                   OCT. 31, 2005               ENDED    OCT. 31, 2005               ENDED
                                                     (UNAUDITED)    APRIL 30, 2005 1      (UNAUDITED)    APRIL 30, 2005 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $       14.28    $          12.99    $       14.28    $          12.99
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .02 2               .01 2            .02 2               .02 2
Net realized and unrealized gain                             .69                2.08              .70                2.07
                                                   ------------------------------------------------------------------------
Total from investment operations                             .71                2.09              .72                2.09
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                          --                (.80)              --                (.80)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                     $       14.99    $          14.28    $       15.00    $          14.28
                                                   ========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          4.97%              16.47%            5.04%              16.47%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $      11,953    $          7,695    $      18,147    $          9,565
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $      10,392    $          1,997    $      13,814    $          2,364
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       0.25%               0.04%            0.28%               0.12%
Total expenses                                              2.32%               2.59%            2.22%               2.44%
Expenses after waivers and
reduction to custodian expenses                             2.32%               2.45%            2.22%               2.41%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       30%                 60%              30%                 60%

1. For the period from May 6, 2004 (inception of offering) to April 30, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    25 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                      PERIOD
                                                                       ENDED
                                                          OCTOBER 31, 2005 1
CLASS Y                                                          (UNAUDITED)
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $         15.61
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                     -- 2,3
Net realized and unrealized loss                                        (.38)
                                                             -------------------
Total from investment operations                                        (.38)
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                      --
--------------------------------------------------------------------------------

Net asset value, end of period                               $         15.23
                                                             ===================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                     (2.44)%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $             1
--------------------------------------------------------------------------------
Average net assets (in thousands)                            $             1
--------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                   0.40%
Total expenses                                                          0.81% 6
--------------------------------------------------------------------------------
Portfolio turnover rate                                                   30%

1. For the period from September 27, 2005 (commencement of operations) to October 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    26 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Value Fund (the Fund), a series of Oppenheimer International Value Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C and shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices.


                    27 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                    28 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                    29 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 SIX MONTHS ENDED OCTOBER 31, 2005 1        YEAR ENDED APRIL 30, 2005 2
                                          SHARES              AMOUNT            SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------
CLASS A
Sold                                   1,499,752       $  22,718,337         2,140,742    $  30,773,644
Dividends and/or
distributions reinvested                      --                  --            35,246          477,946
Redeemed                                (248,235)         (3,749,460) 3       (629,606)      (8,360,994) 4
                               ---------------------------------------------------------------------------
Net increase                           1,251,517       $  18,968,877         1,546,382    $  22,890,596
                               ===========================================================================

----------------------------------------------------------------------------------------------------------
CLASS B
Sold                                     341,487       $   5,076,655           567,619    $   8,158,768
Dividends and/or
distributions reinvested                      --                  --             6,829           92,060
Redeemed                                 (83,009)         (1,244,133) 3        (35,698)        (511,793) 4
                               ---------------------------------------------------------------------------
Net increase                             258,478       $   3,832,522           538,750    $   7,739,035
                               ===========================================================================

----------------------------------------------------------------------------------------------------------
CLASS C
Sold                                     610,642       $   9,114,527           686,044    $   9,883,409
Dividends and/or
distributions reinvested                      --                  --             7,989          107,612
Redeemed                                 (70,462)         (1,061,967) 3        (24,282)        (350,507) 4
                               ---------------------------------------------------------------------------
Net increase                             540,180       $   8,052,560           669,751    $   9,640,514
                               ===========================================================================


                    30 | OPPENHEIMER INTERNATIONAL VALUE FUND

                                 SIX MONTHS ENDED OCTOBER 31, 2005 1        YEAR ENDED APRIL 30, 2005 2
                                          SHARES              AMOUNT            SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                          64       $       1,000                --    $          --
Dividends and/or
distributions reinvested                      --                  --                --               --
Redeemed                                      --                  --                --               --
                               -------------------------------------------------------------------------
Net increase                                  64       $       1,000                --    $          --
                               =========================================================================

1. For the six months ended October 31, 2005, for Class A, Class B and Class C shares and for the period from September 27, 2005 (inception of offering) to October 31, 2005, for Class Y shares.

2. For the year ended April 30, 2005, for Class A shares and for the period from May 6, 2004 (inception of offering) to April 30, 2005, for Class B and Class C shares.

3. Net of redemption fees of $2,680, $678 and $902 for Class A, Class B and Class C.

4. Net of redemption fees of $2,106, $376 and $445 for Class A, Class B and Class C.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended October 31, 2005, were as follows:

                                    PURCHASES          SALES
------------------------------------------------------------
Investment securities            $ 51,220,565   $ 18,834,730

--------------------------------------------------------------------------------
4.FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.85% of the first $500 million of average annual net assets of the Fund, 0.75% of the next $500 million and 0.70% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 31, 2005, the Fund paid $65,402 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial


                    31 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2005 for Class B and Class C shares were $97,078 and $157,985, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A        CLASS B        CLASS C
                           CLASS A     CONTINGENT     CONTINGENT     CONTINGENT
                         FRONT-END       DEFERRED       DEFERRED       DEFERRED
                     SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
SIX MONTHS             RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
ENDED                  DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------
October 31, 2005         $  73,859          $  --       $  5,121       $  3,070

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Expenses" will not exceed 1.70% for Class A shares, 2.45% for Class B shares and Class C shares, and 1.45% for Class Y shares. During the six months ended October 31, 2005, the Manager reimbursed the Fund $237 for Class B shares. The voluntary waiver and/or expense reimbursements may be amended or withdrawn at any time without prior notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


                    32 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of October 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                   CONTRACT       VALUATION
                                    EXPIRATION       AMOUNT           AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                     DATES       (000s)   OCT. 31, 2005   APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Hong Kong Dollar [HKD]                 11/2/05       408HKD      $   52,655   $         --   $          2
Japanese Yen [JPY]             11/1/05-11/4/05   100,247JPY         861,456             --          1,930
                                                                              ----------------------------
                                                                                        --          1,932
                                                                              ----------------------------
CONTRACTS TO SELL
British Pound Sterling [GBP]           11/2/05       327GBP         578,847          3,236             --
Euro [EUR]                            12/22/05     2,450EUR       2,944,725         54,075             --
Japanese Yen [JPY]                    12/22/05   122,000JPY       1,054,586         80,984             --
                                                                              ----------------------------
                                                                                   138,295             --
                                                                              ----------------------------
Total unrealized appreciation and depreciation                                $    138,295   $      1,932
                                                                              ============================

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly


                    33 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. LITIGATION Continued

disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                    34 | OPPENHEIMER INTERNATIONAL VALUE FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On September 26, 2005, a shareholder meeting of the Oppenheimer International Value Fund was held at which the eleven Trustees identified below were elected (Proposal No. 1) and the sub-proposals in (Proposal No. 2) were approved as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

--------------------------------------------------------------------------------
PROPOSAL NO.1
NOMINEE                                 FOR        WITHHELD                TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink               2,087,677.636      41,697.235        2,129,374.871
Robert G. Galli               2,083,679.535      45,695.336        2,129,374.871
Phillip A. Griffiths          2,085,753.049      43,621.822        2,129,374.871
Mary F. Miller                2,087,616.762      41,758.109        2,129,374.871
Joel W. Motley                2,086,805.442      42,569.429        2,129,374.871
John V. Murphy                2,086,605.210      42,769.661        2,129,374.871
Kenneth A. Randall            2,083,291.126      46,083.745        2,129,374.871
Russell S. Reynolds, Jr.      2,083,291.126      46,083.745        2,129,374.871
Joseph M. Wikler              2,087,356.447      42,018.424        2,129,374.871
Peter I. Wold                 2,087,356.447      42,018.424        2,129,374.871
Clayton K. Yeutter            2,084,162.476      45,212.395        2,129,374.871

--------------------------------------------------------------------------------
PROPOSAL NO. 2 Proposal to change the policy on

              FOR      AGAINST      ABSTAIN   BROKER NON-VOTE              TOTAL
--------------------------------------------------------------------------------
2b: Concentration of Investments
    1,467,742.102   57,215.957   53,861.812       550,555.000      2,129,374.871
2e: Real Estate and Commodities
    1,468,402.185   61,271.700   49,145.986       550,555.000      2,129,374.871
2f: Senior Securities
    1,449,702.704   66,562.308   62,554.859       550,555.000      2,129,374.871


                    35 | OPPENHEIMER INTERNATIONAL VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    36 | OPPENHEIMER INTERNATIONAL VALUE FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Value Trust


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005